Provisions - Summary of Non-Current Provisions (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Beginning balance for the period	₺ 411,931
Ending balance for the period	615,797	₺ 411,931
Non-current provision
Disclosure of other provisions [line items]
Beginning balance for the period	411,931	337,404
Provisions recognized	34,443	22,824
Payments	(3,068)	(3,951)
Unwinding of discount	37,727	21,521
Transfer to current provisions	(10,198)	(7,774)
Remeasurements	(375)	39,504
Effect of changes in exchange rates	145,337	2,403
Ending balance for the period	615,797	411,931
Non-current provision | Legal [member]
Disclosure of other provisions [line items]
Beginning balance for the period	16,894	13,635
Provisions recognized	12,966	11,033
Transfer to current provisions	(10,198)	(7,774)
Ending balance for the period	19,662	16,894
Non-current provision | Obligations for dismantling, removing and site restoration [member]
Disclosure of other provisions [line items]
Beginning balance for the period	395,037	323,769
Provisions recognized	21,477	11,791
Payments	(3,068)	(3,951)
Unwinding of discount	37,727	21,521
Remeasurements	(375)	39,504
Effect of changes in exchange rates	145,337	2,403
Ending balance for the period	₺ 596,135	₺ 395,037